Epiphany Funds

Epiphany FFV Fund

Class A

Class C

Class N

Hillcrest FFV Small Cap Value Fund

Class A

Class C

Class N

Class I

Epiphany FFV Strategic Income Fund

Class A

Class C

Class N

Dana Large Cap Core Fund

Class A

Class C

Class N

Incorporated herein by reference is the definitive version of the prospectus for Epiphany Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 14, 2012 (SEC Accession No. 0000910472-12-000789).